UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President (principal executive officer)
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

Diamond Hill Valuation-Weighted 500 ETF
Schedule of Investments
March 31, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Consumer Discretionary - 14.9%
392	Amazon.com, Inc. (a)	$567,357
186	Aptiv plc	15,804
192	Aramark	7,596
26	AutoZone, Inc. (a)	16,866
293	Best Buy Company, Inc.	20,507
35	Booking Holdings, Inc. (a)	72,814
167	BorgWarner, Inc.	8,388
137	CarMax, Inc. (a)	8,486
635	Carnival Corporation	41,643
495	CBS Corporation	25,438
439	Charter Communications, Inc. (a)	136,626
4,234	Comcast Corporation	144,676
440	D.R. Horton, Inc.	19,290
95	Darden Restaurants, Inc.	8,099
529	Discovery Communications, Inc. (a)	11,336
209	DISH Network Corporation (a)	7,919
221	Dollar General Corporation	20,675
255	Dollar Tree, Inc. (a)	24,199
47	Domino's Pizza, Inc.	10,977
134	Expedia Group, Inc.	14,795
2,604	Ford Motor Company	28,852
391	Gap, Inc.	12,199
132	Garmin, Ltd.	7,779
2,203	General Motors Company	80,057
93	Genuine Parts Company	8,355
373	Goodyear Tire & Rubber Company	9,914
314	H&R Block, Inc.	7,979
429	Hanesbrands, Inc.	7,902
111	Hasbro, Inc.	9,357
210	Hilton Worldwide Holdings, Inc.	16,540
1,029	Home Depot, Inc.	183,409
359	Interpublic Group of Companies, Inc.	8,268
166	Kohl's Corporation	10,875
305	L Brands, Inc.	11,654
506	Las Vegas Sands Corporation	36,381
68	Lear Corporation	12,654
323	Lennar Corporation	19,038
256	LKQ Corporation (a)	9,715
787	Lowe's Companies, Inc.	69,059
298	Macy's, Inc.	8,863
149	Marriott International, Inc.	20,261
586	McDonald's Corporation	91,639
408	MGM Resorts International	14,288
140	Michael Kors Holdings, Ltd. (a)	8,691
61	Mohawk Industries, Inc. (a)	14,165
410	Netflix, Inc. (a)	121,093
553	Newell Rubbermaid, Inc.	14,090
522	News Corporation	8,248
1,033	Nike, Inc.	68,633
300	Norwegian Cruise Line Holdings, Ltd. (a)	15,891
5	NVR, Inc. (a)	14,000
196	Omnicom Group, Inc.	14,243
77	O'Reilly Automotive, Inc. (a)	19,048
428	PulteGroup, Inc.	12,622
59	PVH Corporation	8,934
308	Ross Stores, Inc.	24,018
220	Royal Caribbean Cruises, Ltd.	25,903
4,580	Sirius XM Holdings, Inc.	28,579
1,027	Starbucks Corporation	59,453
242	Tapestry, Inc.	12,732
458	Target Corporation	31,799
69	Thor Industries, Inc.	7,947
85	Tiffany & Company	8,301

1,057	Time Warner, Inc.	99,971
546	TJX Companies, Inc.	44,532
189	Toll Brothers, Inc.	8,174
1,309	Twenty-First Century Fox, Inc.	48,027
63	Ulta Beauty, Inc. (a)	12,869
321	V.F. Corporation	23,793
416	Viacom, Inc.	12,921
2,181	Wal-Mart Stores, Inc.	194,044
1,272	Walt Disney Company	127,760
66	Whirlpool Corporation	10,105
107	Wyndham Worldwide Corporation	12,244
114	Wynn Resorts, Ltd.	20,789
284	Yum! Brands, Inc.	24,177
		3,026,325
	Consumer Staples - 7.2%
1,405	Altria Group, Inc.	87,560
394	Archer-Daniels-Midland Company	17,088
218	Brown-Forman Corporation	11,873
200	Bunge, Ltd.	14,788
246	Campbell Soup Company	10,654
170	Church & Dwight Company, Inc.	8,561
84	Clorox Company	11,181
5,507	Coca-Cola Company	239,169
512	Colgate-Palmolive Company	36,700
274	Conagra Brands, Inc.	10,105
130	Constellation Brands, Inc.	29,630
297	Costco Wholesale Corporation	55,964
462	Coty, Inc.	8,455
1,014	CVS Health Corporation	63,081
127	Dr Pepper Snapple Group, Inc.	15,034
296	Estee Lauder Companies, Inc.	44,317
448	General Mills, Inc.	20,187
145	Hershey Company	14,349
387	Hormel Foods Corporation	13,282
104	J.M. Smucker Company	12,897
245	Kellogg Company	15,927
307	Kimberly-Clark Corporation	33,810
1,243	Kraft Heinz Company	77,426
806	Kroger Company	19,296
117	McCormick & Company, Inc.	12,448
264	Molson Coors Brewing Company	19,887
1,113	Mondelez International, Inc.	46,445
444	Monster Beverage Corporation (a)	25,401
954	PepsiCo, Inc.	104,129
1,067	Philip Morris International, Inc.	106,060
106	Post Holdings, Inc. (a)	8,031
1,817	Procter & Gamble Company	144,052
524	Sysco Corporation	31,419
396	Tyson Foods, Inc.	28,983
266	US Foods Holding Corporation (a)	8,717
973	Walgreens Boots Alliance, Inc.	63,702
		1,470,608

	Energy - 6.1%
331	Anadarko Petroleum Corporation	19,996
167	Andeavor	16,794
365	Apache Corporation	14,045
341	Baker Hughes, a GE Company	9,470
587	Cabot Oil & Gas Corporation	14,076
316	Cheniere Energy, Inc. (a)	16,890
1,479	Chevron Corporation	168,665
161	Cimarex Energy Company	15,053
168	Concho Resources, Inc. (a)	25,255
740	ConocoPhillips	43,875
248	Continental Resources, Inc. (a)	14,620
659	Devon Energy Corporation	20,950
150	Diamondback Energy, Inc. (a)	18,978
563	EOG Resources, Inc.	59,267
204	EQT Corporation	9,692
4,236	Exxon Mobil Corporation	316,048
1,229	Halliburton Company	57,689
1,843	Kinder Morgan, Inc.	27,756
549	Marathon Petroleum Corporation	40,137
227	National Oilwell Varco, Inc.	8,356
366	Newfield Exploration Company (a)	8,938
412	Noble Energy, Inc.	12,484
674	Occidental Petroleum Corporation	43,783
336	ONEOK, Inc.	19,125
559	Parsley Energy, Inc. (a)	16,205
380	Phillips 66	36,450
175	Pioneer Natural Resources Company	30,061
207	RSP Permian, Inc. (a)	9,704
1,556	Schlumberger, Ltd.	100,798
296	Valero Energy Corporation	27,460
383	Williams Companies, Inc.	9,521
		1,232,141

	Financials - 17.7%
55	Affiliated Managers Group, Inc.	10,427
794	AFLAC, Inc.	34,745
507	AGNC Investment Corporation	9,592
14	Alleghany Corporation	8,602
424	Allstate Corporation	40,195
598	Ally Financial, Inc.	16,236
867	American Express Company	80,874
98	American Financial Group, Inc.	10,998
943	American International Group, Inc.	51,318
110	American National Insurance Company	12,866
239	Ameriprise Financial, Inc.	35,358
1,657	Annaly Capital Management, Inc.	17,282
203	Aon plc	28,487
169	Arch Capital Group, Ltd. (a)	14,465
118	Arthur J Gallagher & Company	8,110
94	Assurant, Inc.	8,593
203	Athene Holding, Ltd. (a)	9,705
8,836	Bank of America Corporation	264,992
1,084	Bank of New York Mellon Corporation	55,858
878	BB&T Corporation	45,691
2,153	Berkshire Hathaway, Inc. (a)	429,480
149	BlackRock, Inc.	80,716
320	Brown & Brown, Inc.	8,141
446	Capital One Financial Corporation	42,736
1,337	Charles Schwab Corporation	69,818
452	Chubb, Ltd.	61,820
139	Cincinnati Financial Corporation	10,322
1,856	Citigroup, Inc.	125,280
464	Citizens Financial Group, Inc.	19,479
301	CME Group, Inc.	48,684
240	CNA Financial Corporation	11,844
404	CNO Financial Group, Inc.	8,755
192	Comerica, Inc.	18,419
438	Discover Financial Services	31,505
262	E*TRADE Financial Corporation (a)	14,517
126	East West Bancorp, Inc.	7,880
145	Eaton Vance Corporation	8,072
546	Fifth Third Bancorp	17,335
108	First Republic Bank	10,002
389	Fidelity National Financial, Inc.	15,568
462	Franklin Resources, Inc.	16,022
372	Goldman Sachs Group, Inc.	93,692
191	Hartford Financial Services Group, Inc.	9,840
1,169	Huntington Bancshares, Inc.	17,652
538	Intercontinental Exchange, Inc.	39,016
492	Invesco, Ltd.	15,749
3,054	JPMorgan Chase & Company	335,848
1,065	KeyCorp	20,821
349	Leucadia National Corporation	7,933
326	Lincoln National Corporation	23,818
290	Loews Corporation	14,422
98	M&T Bank Corporation	18,067
7	Markel Corporation (a)	8,192
475	Marsh & McLennan Companies, Inc.	39,230
982	MetLife, Inc.	45,064
151	Moody's Corporation	24,356
1,788	Morgan Stanley	96,480
70	MSCI, Inc.	10,463
157	Nasdaq, Inc.	13,537
194	Northern Trust Corporation	20,007
444	PNC Financial Services Group, Inc.	67,151
510	Principal Financial Group, Inc.	31,064
600	Progressive Corporation	36,558
486	Prudential Financial, Inc.	50,325
174	Raymond James Financial, Inc.	15,557
1,084	Regions Financial Corporation	20,141
120	Reinsurance Group of America, Inc.	18,480
228	S&P Global, Inc.	43,562
144	SEI Investments Company	10,787
444	State Street Corporation	44,280
442	SunTrust Banks, Inc.	30,074

40	SVB Financial Group (a)	9,600
811	Synchrony Financial	27,193
279	T. Rowe Price Group, Inc.	30,124
685	TD Ameritrade Holding Corporation	40,573
147	Torchmark Corporation	12,373
301	Travelers Companies, Inc.	41,797
209	Unum Group	9,950
1,471	US Bancorp	74,285
5,009	Wells Fargo & Company	262,522
119	Willis Towers Watson plc	18,111
192	XL Group, Ltd.	10,610
202	Zions Bancorporation	10,651
		3,590,744
	Health Care - 11.5%
943	Abbott Laboratories	56,505
1,419	AbbVie, Inc.	134,308
36	ABIOMED, Inc. (a)	10,476
253	Aetna, Inc.	42,757
213	Agilent Technologies, Inc.	14,250
188	Alexion Pharmaceuticals, Inc. (a)	20,954
79	Align Technology, Inc. (a)	19,839
450	Allergan plc	75,731
173	AmerisourceBergen Corporation	14,914
488	Amgen, Inc.	83,194
194	Anthem, Inc.	42,622
435	Baxter International, Inc.	28,292
189	Becton, Dickinson, and Company	40,956
163	Biogen, Inc. (a)	44,633
980	Boston Scientific Corporation (a)	26,774
1,261	Bristol-Myers Squibb Company	79,758
210	Cardinal Health, Inc.	13,163
952	Celgene Corporation (a)	84,928
167	Centene Corporation (a)	17,847
234	Cerner Corporation (a)	13,572
234	Cigna Corporation	39,251
45	Cooper Companies, Inc.	10,296
392	Danaher Corporation	38,381
208	DaVita HealthCare Partners, Inc. (a)	13,716
138	Edwards Lifesciences Corporation (a)	19,254
807	Eli Lilly & Company	62,438
352	Exelixis, Inc. (a)	7,797
636	Express Scripts Holding Company (a)	43,935
687	Gilead Sciences, Inc.	51,793
371	HCA Healthcare, Inc.	35,987
125	Henry Schein, Inc. (a)	8,401
120	Humana, Inc.	32,260
53	IDEXX Laboratories, Inc. (a)	10,144
77	Illumina, Inc. (a)	18,204
58	Intuitive Surgical, Inc. (a)	23,944
142	IQVIA Holdings, Inc. (a)	13,932
1,831	Johnson & Johnson	234,643
86	Laboratory Corporation of America Holdings (a)	13,910
138	McKesson Corporation	19,440
977	Medtronic plc	78,375
1,555	Merck & Company, Inc.	84,701
16	Mettler-Toledo International, Inc. (a)	9,200
490	Mylan NV (a)	20,173
3,958	Pfizer, Inc.	140,469
106	Quest Diagnostics, Inc.	10,632
86	Regeneron Pharmaceuticals, Inc. (a)	29,615
94	ResMed, Inc.	9,256
244	Stryker Corporation	39,264
32	Teleflex, Inc.	8,159
306	Thermo Fisher Scientific, Inc.	63,177
918	UnitedHealth Group, Inc.	196,452
85	Universal Health Services, Inc.	10,065
111	Veeva Systems, Inc. (a)	8,105
52	Waters Corporation (a)	10,330
118	WellCare Health Plans, Inc. (a)	22,848
106	Zimmer Biomet Holdings, Inc.	11,558
378	Zoetis, Inc.	31,567
		2,347,145

	Industrials - 10.2%
463	3M Company	101,638
98	Allegion plc	8,358
498	American Airlines Group, Inc.	25,876
172	AMETEK, Inc.	13,067
133	AO Smith Corporation	8,457
607	Boeing Company	199,023
639	Caterpillar, Inc.	94,176
93	CH Robinson Worldwide, Inc.	8,715
85	Cintas Corporation	14,499
214	Copart, Inc. (a)	10,899
30	CoStar Group, Inc. (a)	10,880
741	CSX Corporation	41,281
132	Cummins, Inc.	21,396
346	Deere & Company	53,741
768	Delta Air Lines, Inc.	42,094
125	Dover Corporation	12,277
335	Eaton Corporation plc	26,770
445	Emerson Electric Company	30,393
69	Equifax, Inc.	8,129
132	Expeditors International of Washington, Inc.	8,356
229	Fastenal Company	12,501
305	FedEx Corporation	73,234
214	Fortive Corporation	16,589
135	Fortune Brands Home & Security, Inc.	7,950
214	General Dynamics Corporation	47,273
3,319	General Electric Company	44,740
108	Harris Corporation	17,418
528	Honeywell International, Inc.	76,301
73	Huntington Ingalls Industries, Inc.	18,816
58	IDEX Corporation	8,266
278	IHS Markit, Ltd. (a)	13,411
227	Illinois Tool Works, Inc.	35,562
216	Ingersoll-Rand plc	18,470
88	JB Hunt Transport Services, Inc.	10,309
613	Johnson Controls International plc	21,602
91	Kansas City Southern	9,996
175	Knight-Swift Transportation Holdings, Inc.	8,052
52	L3 Technologies, Inc.	10,816
40	Lennox International, Inc.	8,175
289	Lockheed Martin Corporation	97,662
241	Masco Corporation	9,746
289	Navistar International Corporation (a)	10,106
387	Nielsen Holdings plc	12,303
279	Norfolk Southern Corporation	37,883
135	Northrop Grumman Corporation	47,131
73	Old Dominion Freight Line, Inc.	10,729
113	Orbital ATK, Inc.	14,985
103	Owens Corning	8,281
287	PACCAR, Inc.	18,991
126	Parker-Hannifin Corporation	21,550
149	Pentair plc	10,151
219	Raytheon Company	47,265
281	Republic Services, Inc.	18,611
92	Rockwell Automation, Inc.	16,026
122	Rockwell Collins, Inc.	16,452
71	Roper Technologies, Inc.	19,929
57	Snap-on, Inc.	8,410
648	Southwest Airlines Company	37,117
95	Spirit AeroSystems Holdings, Inc.	7,952
120	Stanley Black & Decker, Inc.	18,384
192	Textron, Inc.	11,322

52	TransDigm Group, Inc.	15,961
147	TransUnion (a)	8,347
677	Union Pacific Corporation	91,009
240	United Continental Holdings, Inc. (a)	16,673
704	United Parcel Service, Inc.	73,681
103	United Rentals, Inc. (a)	17,791
595	United Technologies Corporation	74,863
101	Verisk Analytics, Inc. (a)	10,504
38	W.W. Grainger, Inc.	10,726
345	Waste Management, Inc.	29,021
165	XPO Logistics, Inc. (a)	16,799
135	Xylem, Inc.	10,384
		2,076,251
	Information Technology - 23.6%
424	Accenture plc	65,084
410	Activision Blizzard, Inc.	27,659
388	Adobe Systems, Inc. (a)	83,839
1,103	Advanced Micro Devices, Inc. (a)	11,085
89	Alliance Data Systems Corporation	18,945
520	Alphabet, Inc. (a)	539,313
186	Amphenol Corporation	16,020
271	Analog Devices, Inc.	24,696
50	ANSYS, Inc. (a)	7,834
4,337	Apple, Inc.	727,662
1,185	Applied Materials, Inc.	65,898
65	Arista Networks, Inc. (a)	16,594
302	Automatic Data Processing, Inc.	34,271
363	Broadcom, Ltd.	85,541
79	Broadridge Financial Solutions, Inc.	8,666
231	CA, Inc.	7,831
118	CDW Corporation of Delaware	8,297
2,921	Cisco Systems, Inc.	125,282
160	Cognex Corporation	8,318
532	Cognizant Technology Solutions Corporation	42,826
39	Coherent, Inc. (a)	7,309
502	Corning, Inc.	13,996
401	DXC Technology Company	40,313
636	eBay, Inc. (a)	25,593
150	Electronic Arts, Inc. (a)	18,186
3,172	Facebook, Inc. (a)	506,854
255	Fidelity National Information Services, Inc.	24,556
958	First Data Corporation (a)	15,328
290	Fiserv, Inc. (a)	20,680
71	FleetCor Technologies, Inc. (a)	14,377
68	Gartner, Inc. (a)	7,998
164	Global Payments, Inc.	18,289
783	Hewlett Packard Enterprise Company	13,734
1,223	HP, Inc.	26,808
93	IAC/InterActiveCorp (a)	14,543
3,216	Intel Corporation	167,489
577	International Business Machines Corporation	88,529
122	Intuit, Inc.	21,149
34	IPG Photonics Corporation (a)	7,935
124	KLA-Tencor Corporation	13,517
143	Lam Research Corporation	29,052
466	Marvell Technology Group, Ltd.	9,786
889	MasterCard, Inc.	155,717
239	Match Group, Inc. (a)	10,621
202	Maxim Integrated Products, Inc.	12,164
217	Microchip Technology, Inc.	19,825
2,088	Micron Technology, Inc. (a)	108,868
5,299	Microsoft Corporation	483,640
118	Motorola Solutions, Inc.	12,425
197	NetApp, Inc.	12,153
474	NVIDIA Corporation	109,774
403	ON Semiconductor Corporation (a)	9,857
2,510	Oracle Corporation	114,832
238	Paychex, Inc.	14,658
878	PayPal Holdings, Inc. (a)	66,614
860	QUALCOMM, Inc.	47,653

125	Red Hat, Inc. (a)	18,689
472	salesforce.com, Inc. (a)	54,894
213	Seagate Technology plc	12,465
170	Skyworks Solutions, Inc.	17,044
165	SS&C Technologies Holdings, Inc.	8,851
368	Symantec Corporation	9,513
76	Take-Two Interactive Software, Inc. (a)	7,431
224	TE Connectivity, Ltd.	22,378
173	Teradyne, Inc.	7,908
770	Texas Instruments, Inc.	79,995
136	Total System Services, Inc.	11,731
73	VeriSign, Inc. (a)	8,655
1,943	Visa, Inc.	232,422
342	VMware, Inc. (a)	41,474
344	Western Digital Corporation	31,741
140	Xilinx, Inc.	10,114
156	Zillow Group, Inc. (a)	8,424
		4,794,212
	Materials - 3.0%
163	Air Products & Chemicals, Inc.	25,922
84	Albemarle Corporation	7,790
180	Alcoa Corporation (a)	8,093
256	Ball Corporation	10,166
193	Berry Global Group, Inc. (a)	10,578
118	Celanese Corporation	11,825
431	Chemours Company	20,994
1,668	DowDuPont, Inc.	106,268
138	Eastman Chemical Company	14,570
111	Ecolab, Inc.	15,215
180	FMC Corporation	13,783
1,515	Freeport-McMoRan, Inc. (a)	26,619
542	International Paper Company	28,959
327	LyondellBasell Industries NV	34,557
61	Martin Marietta Materials, Inc.	12,645
191	Monsanto Company	22,288
303	Mosaic Company	7,357
341	Newmont Mining Corporation	13,323
351	Nucor Corporation	21,443
86	Packaging Corporation of America	9,692
772	Platform Specialty Products Corporation (a)	7,434
182	PPG Industries, Inc.	20,311
187	Praxair, Inc.	26,984
82	Sherwin-Williams Company	32,154
628	Southern Copper Corporation	34,025
279	Steel Dynamics, Inc.	12,337
196	United States Steel Corporation	6,897
159	Vulcan Materials Company	18,153
125	Westlake Chemical Corporation	13,894
256	WestRock Company	16,427
		610,703
	Real Estate - 1.3%
315	American Tower Corporation (b)	45,782
70	AvalonBay Communities, Inc. (b)	11,512
316	CBRE Group, Inc. (a)	14,921
194	Crown Castle International Corporation (b)	21,264
89	Digital Realty Trust, Inc. (b)	9,379
55	Equinix, Inc. (b)	22,998
188	Equity Residential (b)	11,585
511	GGP, Inc. (b)	10,455
204	Prologis, Inc. (b)	12,850
86	Public Storage (b)	17,233
168	Realty Income Corporation (b)	8,691
104	SBA Communications Corporation (a) (b)	17,776
191	Simon Property Group, Inc. (b)	29,481
253	Welltower, Inc. (b)	13,771
494	Weyerhaeuser Company (b)	17,290
		264,988

	Telecommunication Services - 2.0%
4,638	AT&T, Inc.	165,345
603	CenturyLink, Inc.	9,907
2,024	Sprint Corporation (a)	9,877
981	T-Mobile US, Inc. (a)	59,880
3,420	Verizon Communications, Inc.	163,545
		408,554
	Utilities - 2.3%
797	AES Corporation	9,062
199	Ameren Corporation	11,269
393	American Electric Power Company, Inc.	26,956
106	American Water Works Company, Inc.	8,706
317	CenterPoint Energy, Inc.	8,686
257	Consolidated Edison, Inc.	20,031
501	Dominion Energy, Inc.	33,782
128	DTE Energy Company	13,363
564	Duke Energy Corporation	43,693
286	Edison International	18,207
140	Entergy Corporation	11,029
225	Eversource Energy	13,257
803	Exelon Corporation	31,325
526	FirstEnergy Corporation	17,889
320	NextEra Energy, Inc.	52,266
795	NRG Energy, Inc.	24,271
614	PG&E Corporation	26,973
623	PPL Corporation	17,625
320	Public Service Enterprise Group, Inc.	16,077
934	Southern Company	41,712
403	Xcel Energy, Inc.	18,328
		464,507
	TOTAL COMMON STOCKS (Cost $16,466,910)	20,286,178

	SHORT-TERM INVESTMENTS - 0.1%
18,421	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.58% *	18,421
	TOTAL SHORT-TERM INVESTMENTS (Cost $18,421)	18,421
	TOTAL INVESTMENTS - 99.9% (Cost $16,485,331)	20,304,599
	Other Assets in Excess of Liabilities - 0.1%	19,431
	NET ASSETS - 100.0%	$20,324,030

Percentages are stated as a percent of net assets.

(a)	Non-income producing security
(b)	Real Estate Investment Trust (REIT)
*	Rate shown is the annualized seven-day yield as of March 31, 2018

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services LLC.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows+:

Cost of investments	$16,485,331
Gross unrealized appreciation	4,210,132
Gross unrealized depreciation	(390,864)
Net unrealized appreciation	$3,819,268

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at March 31, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$20,286,178	$-	$-	$20,286,178
Short-Term Investments	18,421	-	-	$18,421
Total Investments in Securities	$20,304,599	$-	$-	$20,304,599
^See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2018 the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)         /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date            May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date            May 25, 2018

By (Signature and Title)*      /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date            May 25, 2018

* Print the name and title of each signing officer under his or her signature.